Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000248488
Shareholder Report [Line Items]
Fund Name	Cullen Enhanced Equity Income ETF
Class Name	Cullen Enhanced Equity Income ETF
Trading Symbol	DIVP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cullen Enhanced Equity Income ETF (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cullenfunds.com/US/P/ETF/DIVP/#. You can also request this information by contacting us at 877.485.8586.
Additional Information Phone Number	877.485.8586
Additional Information Website	https://www.cullenfunds.com/US/P/ETF/DIVP/#
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cullen Enhanced Equity Income ETF	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 18,221,359
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 33,160
InvestmentCompanyPortfolioTurnover	66.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Written Options	-0.3%
Consumer Discretionary	1.8%
Materials	4.0%
Real Estate	6.7%
Information Technology	7.2%
Utilities	8.0%
Industrials	9.0%
Communication Services	9.7%
Energy	11.0%
Financials	12.3%
Health Care	14.2%
Consumer Staples	15.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Medtronic PLC	4.1%
EOG Resources	4.1%
Duke Energy	4.0%
Cisco Systems	4.0%
PPL	4.0%
Altria Group	3.9%
VICI Properties, Cl A	3.8%
Chevron	3.7%
Verizon Communications	3.6%
Bristol-Myers Squibb	3.6%

Updated Prospectus Phone Number	877.485.8586
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/ETF/DIVP/#